Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Registrant Name	DT CLOUD ACQUISITION CORPORATION
Entity Central Index Key	0001944212
Entity Primary SIC Number	6770
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Mr. Shaoke Li
Entity Address, Address Line Two	30 Orange Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2H 7HF
City Area Code	+44
Local Phone Number	7918725316
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false